Borrowings - Credit Facilities (Details) $ in Thousands	3 Months Ended		5 Months Ended	9 Months Ended		10 Months Ended			12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	May 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Nov. 03, 2017 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2010 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2010 USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 167,393			$ 167,393					$ 219,856
Repayment of debt									48,600
Payments related to installments for the current year									25,707
Payments related to installments for the next year									7,286
Total amount of prepayment to affiliate company									(55,132)	$ 50,000	$ 0
Gain/ (Loss) on bond and debt extinguishment	6,464	$ 0		$ 6,464	$ 1,715				$ (981)	29,187	$ 0
Navios Logistics
Debt Instrument [Line Items]
Variable rate basis				LIBOR
Face amount at issuance date	166,853			$ 166,853
Navios Logistics | Minimum
Debt Instrument [Line Items]
Loan margin percentage				3.15%
Maturity date				Aug. 31, 2020
Navios Logistics | Maximum
Debt Instrument [Line Items]
Loan margin percentage				4.75%
Maturity date				Nov. 30, 2024
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility issuance date									Oct. 29, 2009
Maximum borrowing capacity									$ 817
Repayment frequency									monthly
Repayment installment									$ 6
Amount outstanding									$ 253	321
Fixed interest rate									6.00%
Repayment terms									The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
Line of Credit
Debt Instrument [Line Items]
Variable rate basis				LIBOR
Line of Credit | Minimum
Debt Instrument [Line Items]
Loan margin percentage				2.75%
Maturity date				Mar. 31, 2020
Line of Credit | Maximum
Debt Instrument [Line Items]
Loan margin percentage				3.60%
Maturity date				Nov. 30, 2022
Navios Logistics Notes Payable
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 41,964
Repayment installments									16
Repayment frequency									semi-annual
Interest Rate									six-month LIBOR
Debt finance costs									$ 5,949
Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 25,000
Loan margin percentage									3.25%
Repayment installments									20
Repayment frequency									quarterly
Interest Rate									LIBOR (180 days) plus 325 basis points
One of the secured credit facilities
Debt Instrument [Line Items]
Amount outstanding									$ 17,332
Repayment of debt									15,607
Gain/ (Loss) on bond and debt extinguishment									$ 1,715
Loan Facility Credit Agricole Bank ($40,000) to finance the construction of one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date									Sep. 30, 2010
Maximum borrowing capacity									$ 40,000
Loan margin percentage									2.75%
Interest rate description									LIBOR plus 275 basis points
Balloon payment on the last repayment date									$ 6,810
Amount outstanding									$ 17,674	18,880
Maturity date									Aug. 31, 2021
Loan Facility Credit Agricole Bank ($40,000) to finance the construction of one newbuilding Capesize vessel | First installment
Debt Instrument [Line Items]
Repayment installments									1
Repayment frequency									quarterly
Repayment installment									$ 2,411
Loan Facility Credit Agricole Bank ($40,000) to finance the construction of one newbuilding Capesize vessel | From 2nd to 9th installment
Debt Instrument [Line Items]
Repayment installments									7
Repayment frequency									semi-annual
Repayment installment									$ 1,205
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel
Debt Instrument [Line Items]
Line of credit facility issuance date									Aug. 31, 2011
Maximum borrowing capacity									$ 23,000
Loan margin percentage									2.75%
Interest rate description									LIBOR plus 275 basis points
Balloon payment on the last repayment date									$ 7,264
Amount outstanding									$ 14,074	14,755
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel | First installment
Debt Instrument [Line Items]
Repayment installments									1
Repayment frequency									quarterly
Repayment installment									$ 681
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel | From 2nd to 10th installment
Debt Instrument [Line Items]
Repayment installments									9
Repayment frequency									semi-annual
Repayment installment									$ 681
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date									Dec. 31, 2011
Maximum borrowing capacity									$ 23,000
Loan margin percentage									3.25%
Interest rate description									LIBOR plus 325 basis points
Balloon payment on the last repayment date									$ 7,450
Amount outstanding									$ 14,450	15,150
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier | First installment
Debt Instrument [Line Items]
Repayment installments									1
Repayment frequency									quarterly
Repayment installment									$ 700
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier | From 2nd to 10th installment
Debt Instrument [Line Items]
Repayment installments									9
Repayment frequency									semi-annual
Repayment installment									$ 700
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels
Debt Instrument [Line Items]
Line of credit facility issuance date									Dec. 20, 2013
Maximum borrowing capacity									$ 22,500
Loan margin percentage									3.00%
Interest rate description									LIBOR plus 300 basis points
Amount outstanding									$ 15,188	16,313
Number Of Loan Tranches									2
Maturity date									Aug. 31, 2021
Debt instrument collateral									1 bulk carrier
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | Tranche A
Debt Instrument [Line Items]
Balloon payment on the last repayment date									$ 2,812
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | Tranche B
Debt Instrument [Line Items]
Balloon payment on the last repayment date									$ 2,812
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | First installment | Tranche A
Debt Instrument [Line Items]
Repayment installments									1
Repayment frequency									quarterly
Repayment installment									$ 563
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | First installment | Tranche B
Debt Instrument [Line Items]
Repayment installments									1
Repayment frequency									quarterly
Repayment installment									$ 1,125
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | From 2nd to 8th installment | Tranche A
Debt Instrument [Line Items]
Repayment installments									7
Repayment frequency									semi-annual
Repayment installment									$ 563
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | From 2nd to 8th installment | Tranche B
Debt Instrument [Line Items]
Repayment installments									7
Repayment frequency									semi-annual
Repayment installment									$ 563
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels
Debt Instrument [Line Items]
Line of credit facility issuance date									Jun. 30, 2009
Maximum borrowing capacity									$ 240,000
Amount outstanding									$ 0	19,857
Number Of Loan Tranches									4
Amount of each tranche									$ 60,000
Number of the cancellated tranches												2
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche A
Debt Instrument [Line Items]
Repayment of debt								$ 53,600
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche B
Debt Instrument [Line Items]
Repayment of debt								$ 54,500
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche C
Debt Instrument [Line Items]
Amount outstanding							$ 15,319
Repayment of debt							$ 13,802
Gain/ (Loss) on bond and debt extinguishment										1,517
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche D
Debt Instrument [Line Items]
Amount outstanding			$ 17,322
Repayment of debt			$ 15,607
Gain/ (Loss) on bond and debt extinguishment									$ 1,715
HSH Nordbank A.G. ($15,300) to partially refinance the 4th tranche of the Commerzbank facility
Debt Instrument [Line Items]
Line of credit facility issuance date									May 23, 2017
Maximum borrowing capacity									$ 15,300
Loan margin percentage									3.00%
Interest rate description									LIBOR plus 300 basis points
Repayment installments									15
Repayment frequency									quarterly
Repayment installment									$ 383
Balloon payment on the last repayment date									$ 8,798
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit facility issuance date									Mar. 23, 2012
Maximum borrowing capacity									$ 42,000
Amount outstanding									$ 50,140	54,540
Number Of Loan Tranches									2
Loan Facility DVB Bank SE ($72,000) | Tranche A
Debt Instrument [Line Items]
Loan margin percentage									2.85%
Interest rate description									LIBOR plus 285 basis points
Repayment installments									9
Repayment frequency									quarterly
Repayment installment									$ 362
Balloon payment on the last repayment date									14,400
Amount of each tranche									$ 26,000
Loan Facility DVB Bank SE ($72,000) | Tranche B
Debt Instrument [Line Items]
Loan margin percentage									3.60%
Interest rate description									LIBOR plus 360 basis points
Repayment installments									10
Repayment frequency									quarterly
Repayment installment									$ 269
Balloon payment on the last repayment date									6,354
Amount of each tranche									$ 16,000
Loan Facility DVB Bank SE ($72,000) | New Tranche June 2014
Debt Instrument [Line Items]
Line of credit facility issuance date									Jun. 27, 2014
Loan margin percentage									2.75%
Interest rate description									LIBOR plus 275 basis points
Repayment installments									10
Repayment frequency									quarterly
Repayment installment									$ 469
Balloon payment on the last repayment date									18,750
Amount of each tranche									$ 30,000
Loan Facility DVB Bank SE ($40,000) to finance the acquisition of four Panamax vessels
Debt Instrument [Line Items]
Line of credit facility issuance date									Sep. 30, 2013
Maximum borrowing capacity									$ 40,000
Loan margin percentage									3.25%
Interest rate description									LIBOR plus 325 basis points
Repayment installments									15
Repayment frequency									quarterly
Repayment installment									$ 730
Balloon payment on the last repayment date									7,302
Amount outstanding									$ 18,254	28,000
Maturity date									Sep. 30, 2021
Debt instrument collateral									1 newbuilding Panamax and 1 newbuilding Capesize vessel
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date									Jan. 31, 2016
Maximum borrowing capacity									$ 41,000
Loan margin percentage									2.55%
Interest rate description									LIBOR plus 255 basis points
Amount outstanding									$ 33,816	37,293
Number Of Loan Tranches									2
Amount drawn down										39,900
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | Tranche A
Debt Instrument [Line Items]
Balloon payment on the last repayment date									$ 14,760
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | Tranche B
Debt Instrument [Line Items]
Balloon payment on the last repayment date									$ 8,764
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | First installment | Tranche A
Debt Instrument [Line Items]
Repayment installments									1
Repayment frequency									quarterly
Repayment installment									$ 492
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | First installment | Tranche B
Debt Instrument [Line Items]
Repayment installments									1
Repayment frequency									quarterly
Repayment installment									$ 377
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | From 2nd to 17th installment | Tranche A
Debt Instrument [Line Items]
Repayment installments									16
Repayment frequency									quarterly
Repayment installment									$ 369
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | From 2nd to 17th installment | Tranche B
Debt Instrument [Line Items]
Repayment installments									16
Repayment frequency									quarterly
Repayment installment									$ 220
Alpha Bank A.E. ($31,000) to finance part of the acquisition of a Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date									Nov. 06, 2014
Maximum borrowing capacity									$ 31,000
Loan margin percentage									3.00%
Interest rate description									LIBOR plus 300 basis points
Repayment installments									20
Repayment frequency									quarterly
Repayment installment									$ 450
Balloon payment on the last repayment date									16,600
Amount outstanding									$ 25,600	27,400
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date									Nov. 03, 2016
Maximum borrowing capacity									$ 16,125
Loan margin percentage									3.00%
Interest rate description									LIBOR plus 300 basis points
Balloon payment on the last repayment date									$ 10,725
Amount outstanding									$ 16,125	16,125
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel | First 4 installments
Debt Instrument [Line Items]
Repayment installments									4
Repayment frequency									quarterly
Repayment installment									$ 250
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel | From 5th to 21rst installments
Debt Instrument [Line Items]
Repayment installments									16
Repayment frequency									quarterly
Repayment installment									$ 275
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit facility issuance date				Sep. 19, 2016					Sep. 19, 2016
Maximum borrowing capacity	$ 70,000			$ 70,000					$ 70,000
Amount outstanding									$ 0	51,240
Repayment of debt				60,716
Payments related to installments for the current year				28,947
Payments related to installments for the next year				$ 31,769
Total amount of prepayment to affiliate company						$ (55,132)				$ 50,000
Prepayment amount of loan to affiliate company, net						50,000
Accrued interest						$ 5,132